Restatement impact of IFRS 16 - Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017		Dec. 31, 2016	[1]
Non-current assets
Property, plant and equipment	€ 12,062		€ 12,088	[1]	€ 12,270
Deferred tax assets	1,336		1,152	[1]	1,118
Total non-current assets	48,376		45,633	[1]	45,078
Current assets
Total assets	64,806		61,111	[1]	62,058
Current liabilities
Financial liabilities	4,691	[2],[3]	3,613	[1],[2],[3]	8,378
Total current liabilities	20,978		20,150	[1]	23,587
Non-current liabilities
Financial liabilities	23,566	[2],[3]	23,125	[1],[2],[3]	18,039
Deferred tax liabilities	2,573		1,900	[1]	1,888
Total non current liabilities	29,942		28,844	[1]	24,273
Total liabilities	50,920		48,994	[1]	47,860
Equity
Other reserves	(5,574)		(15,218)	[1]	(13,587)	€ (13,587)	[1]
Retained profit	18,212		26,022	[1]	26,413
Total equity attributable to owners of parent	13,192		11,397	[1]	13,440
Total equity	13,886		12,117	[1]	14,198	14,198	[1]	€ 16,773
Total liabilities and equity	€ 64,806		61,111	[1]	€ 62,058
IFRS 16 Restatement [member]
Non-current assets
Property, plant and equipment			1,741			1,859
Deferred tax assets			35			33
Other non-current assets			(118)			(116)
Total non-current assets			1,658			1,776
Current assets
Trade and other current receivables			(3)			(3)
Current assets			(3)			(3)
Total assets			1,655			1,773
Current liabilities
Financial liabilities			378			410
Total current liabilities			378			410
Non-current liabilities
Financial liabilities			1,475			1,577
Deferred tax liabilities IFRS 16 restated			(23)			(25)
Total non current liabilities			1,452			1,552
Total liabilities			1,830			1,962
Equity
Other reserves			68			46
Retained profit			(243)			(235)
Total equity attributable to owners of parent			(175)			(189)
Total equity			(175)			(189)
Total liabilities and equity			1,655			1,773
Previously stated [member]
Non-current assets
Property, plant and equipment			10,347			10,411
Deferred tax assets			1,117			1,085
Other non-current assets			648			557
Total non-current assets			43,975			43,302
Current assets
Trade and other current receivables			6,485			5,222
Current assets			15,481			16,983
Total assets			59,456			60,285
Current liabilities
Financial liabilities			3,235			7,968
Total current liabilities			19,772			23,177
Non-current liabilities
Financial liabilities			21,650			16,462
Deferred tax liabilities			1,923			1,913
Total non current liabilities			27,392			22,721
Total liabilities			47,164			45,898
Equity
Other reserves			(15,286)			(13,633)
Retained profit			26,265			26,648
Total equity attributable to owners of parent			11,572			13,629
Total equity			12,292			14,387
Total liabilities and equity			59,456			60,285
As Restated [Member]
Non-current assets
Property, plant and equipment			12,088			12,270
Deferred tax assets			1,152			1,118
Other non-current assets			530			441
Total non-current assets			45,633			45,078
Current assets
Trade and other current receivables			6,482			5,219
Current assets			15,478			16,980
Total assets			61,111			62,058
Current liabilities
Financial liabilities			3,613			8,378
Total current liabilities			20,150			23,587
Non-current liabilities
Financial liabilities			23,125			18,039
Deferred tax liabilities			1,900			1,888
Total non current liabilities			28,844			24,273
Total liabilities			48,994			47,860
Equity
Other reserves			(15,218)			(13,587)
Retained profit			26,022			26,413
Total equity attributable to owners of parent			11,397			13,440
Total equity			12,117			14,198
Total liabilities and equity			€ 61,111			€ 62,058

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[3]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.